American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2023

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.8%
Focused Dynamic Growth Fund Investor Class(2)	915,429	37,816,365
Focused Large Cap Value Fund Investor Class	10,178,249	94,352,369
Growth Fund Investor Class	1,327,867	58,399,611
Heritage Fund Investor Class(2)	3,101,459	57,190,901
Mid Cap Value Fund Investor Class	3,972,443	56,964,826
Small Cap Growth Fund Investor Class(2)	802,624	12,456,723
Small Cap Value Fund Investor Class	1,406,303	11,995,768
Sustainable Equity Fund Investor Class	2,791,999	117,654,832
		446,831,395
International Equity Funds — 23.0%
Emerging Markets Fund Investor Class	4,097,047	37,242,153
Global Real Estate Fund Investor Class(2)	767,855	8,146,943
International Growth Fund Investor Class(2)	5,564,968	58,487,817
International Small-Mid Cap Fund Investor Class(2)	2,406,908	19,592,235
International Value Fund Investor Class	4,195,445	32,430,793
Non-U.S. Intrinsic Value Fund Investor Class	3,203,589	28,511,945
		184,411,886
Domestic Fixed Income Funds — 16.3%
Core Plus Fund Investor Class	6,375,119	54,762,270
High Income Fund Investor Class	2,816,208	22,529,664
Inflation-Adjusted Bond Fund Investor Class	2,481,793	25,190,201
Short Duration Fund Investor Class	1,946,998	18,691,179
Short Duration Inflation Protection Bond Fund Investor Class	890,798	8,899,071
		130,072,385
International Fixed Income Funds — 4.9%
Emerging Markets Debt Fund Investor Class	1,586,351	13,261,893
Global Bond Fund Investor Class	3,127,215	25,580,616
		38,842,509
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $722,142,033)		800,158,175
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$800,158,175

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$43,117	—	—	$(5,301)	$37,816	915	—	—
Focused Large Cap Value Fund	114,212	$480	$12,947	(7,393)	94,352	10,178	$(996)	$479
Growth Fund	65,484	—	2,980	(4,104)	58,400	1,328	(491)	—
Heritage Fund(3)	69,709	—	3,378	(9,140)	57,191	3,101	(664)	—
Mid Cap Value Fund	63,660	241	—	(6,936)	56,965	3,972	—	241
Small Cap Growth Fund(3)	14,841	—	—	(2,384)	12,457	803	—	—
Small Cap Value Fund	14,301	39	—	(2,344)	11,996	1,406	—	39
Sustainable Equity Fund	128,348	—	—	(10,693)	117,655	2,792	—	—
Emerging Markets Fund	43,067	—	441	(5,384)	37,242	4,097	(115)	—
Global Real Estate Fund(3)	9,130	—	—	(983)	8,147	768	—	—
International Growth Fund(3)	69,232	—	720	(10,024)	58,488	5,565	(235)	—
International Small-Mid Cap Fund(3)	22,745	—	—	(3,153)	19,592	2,407	—	—
International Value Fund	40,711	—	5,598	(2,682)	32,431	4,195	(602)	—
Non-U.S. Intrinsic Value Fund	36,236	—	2,344	(5,380)	28,512	3,204	(43)	—
Core Plus Fund	57,806	628	—	(3,672)	54,762	6,375	—	628
High Income Fund	27,340	413	5,027	(197)	22,529	2,816	(829)	414
Inflation-Adjusted Bond Fund	26,233	—	—	(1,043)	25,190	2,482	—	—
Short Duration Fund	16,475	2,320	—	(104)	18,691	1,947	—	188
Short Duration Inflation Protection Bond Fund	8,917	—	—	(18)	8,899	891	—	—
Emerging Markets Debt Fund	14,100	139	—	(977)	13,262	1,586	—	139
Global Bond Fund	26,513	129	—	(1,061)	25,581	3,127	—	129
	$912,177	$4,389	$33,435	$(82,973)	$800,158	63,955	$(3,975)	$2,257
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.